UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number                     811-21247
                                    --------------------------------------------

                      BNY/Ivy Multi-Strategy Hedge Fund LLC
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)
                                 200 Park Avenue
                               New York, NY 10166
--------------------------------------------------------------------------------
(Address of principal executive offices)                 (Zip code)

                                  Joseph Murphy
                           The Bank of New York Mellon
                                 200 Park Avenue
                               New York, NY 10166
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 1-212-922-7086
                                                    --------------
Date of fiscal year end: March 31, 2009
                         --------------

Date of reporting period:  December 31, 2008
                           -----------------

     Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS.

BNY/IVY MULTI-STRATEGY HEDGE FUND LLC


SCHEDULE OF INVESTMENTS
------------------------------------------------------------------------------------------------------------------------------------

December 31, 2008 (unaudited)
                                                          Initial
                                                        Acquisition                                        Fair
PORTFOLIO FUNDS - 79.7%                                    Date                 Cost                       Value       Liquidity*
                                                           ----                 ----                       -----       ----------

RELATIVE VALUE - 31.8%

MULTI-STRATEGY - 29.2%

Aristeia Partners, LP                                     2/01/08            $ 3,883,363               $ 2,574,410     Annually
Basso Multi-Strategy Fund, LP++                          12/01/07              5,500,000                 2,957,636     Quarterly
Brevan Howard, LP, Series B                               4/01/08              6,400,000                 6,702,933     Monthly
Elliot Associates, LP                                     4/01/03              2,100,000                 6,713,544     Semi-annually
HBK Fund, LP, Class C                                     4/01/07              1,203,074                   781,078     Quarterly
Investcorp Interlachen Multi-Strategy Fund LLC+ ++        2/01/08              5,000,000                 3,687,686     Quarterly
OZ Domestic Partners II, LP                               2/01/04              2,150,000                 4,407,085     Annually
Stark Investments, LP++                                   4/01/03              2,976,000                 4,385,510     Annually
SuttonBrook Capital Partners, LP                          1/01/07              4,500,000                 4,588,045     Quarterly
                                                                     -------------------    ----------------------
                                                                              33,712,437                36,797,927
                                                                     -------------------    ----------------------

STATISTICAL ARBITRAGE - 2.6%

Two Sigma Eclipse US Fund, LP                            09/01/08              1,100,000                 1,131,038     Quarterly
Two Sigma Spectrum US Fund, LP                           09/01/08              2,200,000                 2,216,614     Quarterly
                                                                     -------------------    ----------------------
                                                                               3,300,000                 3,347,652
                                                                     -------------------    ----------------------


TOTAL RELATIVE VALUE                                                          37,012,437                40,145,579
                                                                     -------------------    ----------------------


EVENT DRIVEN - 22.4%

DISTRESSED - 12.6%

Cerberus Partners, LP                                     4/01/03              3,403,709                 5,653,165     Semi-annually
King Street Capital, LP++                                 4/01/03              2,350,000                 6,715,138     Quarterly
Longacre Capital Partners (QP), LP                        4/01/03              1,100,000                 3,599,371     Quarterly
                                                                     -------------------    ----------------------
                                                                               6,853,709                15,967,674
                                                                     -------------------    ----------------------

MULTI-STRATEGY-SPECIAL SITUATIONS - 9.8%

Davidson Kempner Partners++                               4/01/03              2,700,000                 5,168,611     Annually
Deephaven Event Fund LLC                                 11/01/05                137,013                   580,489     Annually
Mason Capital, LP                                         1/01/08              4,500,000                 3,837,948     Annually
Merced Partners Limited Partnership++                     4/01/03                861,416                   615,337     Annually
Scoggin Capital Management, LP II ++                      2/01/06              3,050,000                 2,928,682     Annually
                                                                     -------------------    ----------------------
                                                                              11,248,429                13,131,067
                                                                     -------------------    ----------------------

TOTAL EVENT DRIVEN                                                            18,102,138                29,098,741
                                                                     -------------------    ----------------------


------------------------------------------------------------------------------------------------------------------------------------

BNY/IVY MULTI-STRATEGY HEDGE FUND LLC


SCHEDULE OF INVESTMENTS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------

December 31, 2008 (unaudited)
                                                          Initial
                                                        Acquisition                                        Fair
PORTFOLIO FUNDS (CONTINUED)                                Date                 Cost                       Value       Liquidity*
                                                           ----                 ----                       -----       ----------

EQUITY - 22.2%

REAL ESTATE - 3.0%

Wesley Capital QP, LP                                    10/01/05              4,000,000                 3,811,534     Quarterly
                                                                     -------------------    ----------------------

TECHNOLOGY - 2.9%

Criterion Institutional Partners, LP                     10/01/05              1,150,000                 3,688,689     Quarterly
                                                                     -------------------    ----------------------

UNITED STATES - 16.3%

Cobalt Partners, LP                                       1/01/07              5,250,000                 5,236,048     Semi-annually
Eminence Partners, LP+                                    1/01/07              4,550,000                 3,941,572     Semi-annually
Perry Partners, LP                                        4/01/03              2,254,000                 4,223,445     Annually
PFM Diversified Fund, LP, Class A                         1/01/05              3,600,000                 5,837,601     Quarterly
Tiedemann/Falconer Partners, LP, Class A                 11/01/08              1,352,000                 1,318,225     Quarterly
                                                                     -------------------    ----------------------
                                                                              17,006,000                20,556,891
                                                                     -------------------    ----------------------

TOTAL EQUITY                                                                  22,156,000                28,057,114
                                                                     -------------------    ----------------------


CREDIT - 3.3%

LONG/SHORT CREDIT - 3.3%

Brigade Leveraged Capital Structures Fund, LP             4/01/08              5,000,000                 4,122,171     Quarterly
                                                                     -------------------    ----------------------


TOTAL INVESTMENTS IN PORTFOLIO FUNDS - 79.7%                                  82,270,575               101,423,605
                                                                     -------------------    ----------------------

MONEY MARKET FUND - 15.0%

Federated Prime Obligations Fund - 1.68%**                                    18,857,646                18,857,646
                                                                     -------------------    ----------------------


------------------------------------------------------------------------------------------------------------------------------------


BNY/IVY MULTI-STRATEGY HEDGE FUND LLC

--------------------------------------------------------------------------------

December 31, 2008 (unaudited)

                                                                     Fair
                                                  Cost               Value
                                                  ----               -----


TOTAL INVESTMENTS - 94.7%                      $101,128,221      $ 120,281,251
Other Assets, Less Liabilities - 5.3%                                5,904,208
                                                             ------------------
MEMBERS' CAPITAL - 100.0%                                        $ 126,185,459
                                                             ==================


--------------------------------------------------------------------------------

* Available frequency of redemption after initial lock-up period. Other liquidity restrictions may apply.

**   Represents  annualized  7-day  yield at  December  31,  2008.

+    Liquidity restricted.

++ A portion of this Portfolio Fund is held in side pockets, which have restricted liquidity.

Detailed information about the Portfolio Funds is not available. The percentage shown for each investment strategy reflects the value in total category as a percentage of members' capital.


--------------------------------------------------------------------------------
Various inputs are used in determining the value of the Portfolio's investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of December 31, 2008 in valuing the Portfolio's assets carried at fair value:


Valuation Inputs                                               Investments
                                                              in Securities
-----------------------------------------------------    ----------------------

Level 1- Quoted Prices                                            $           -
Level 2- Other Significant Observable Inputs                         18,857,646
Level 3- Significant Unobservable Inputs                            101,423,605
                                                         ----------------------
Total                                                             $ 120,281,251
                                                         ======================

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

                                                               Investments
                                                              in Securities
-----------------------------------------------------    ----------------------
Balance as of 09/30/08                                            $ 145,201,496
Realized gain (loss)                                                  2,539,701
Change in unrealized appreciation (depreciation)                    (17,367,299)
Net purchases (sales)                                               (28,950,293)
Transfers in and/or out of Level 3                                            -
                                                         ----------------------
Balance as of 12/31/08                                            $ 101,423,605
-----------------------------------------------------    ======================

ITEM 2.  CONTROLS AND PROCEDURES.

a) Based on their evaluation on February 26, 2009, the President (principal executive officer) and the Treasurer (principal financial officer) of the BNY/Ivy Multi-Strategy Hedge Fund LLC (the "Fund") believe that there were no significant deficiencies in the design or operation of the internal controls of the Fund or BNY Investment Advisors (the "Adviser"), the investment adviser, or Ivy Asset Management Corp. ("Ivy"), the investment manager, or The Bank of New York (the "Administrator"), administrator of the Fund, or BNY Hamilton Distributors, a subsidiary of Foreside Financial Group, LLC ("Foreside") which acts as distributor for the Fund, including disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) that adversely affected the ability of the Fund, or Adviser or Foreside on behalf of the Fund, to record, process, summarize, and report the subject matter contained in this Report, and the President and Treasurer of the Fund have identified no material weaknesses in such internal controls on behalf of the Fund. There was no fraud, whether or not material, involving officers or employees of the Adviser, Foreside, or the Fund who have a significant role in the Fund's internal controls, including disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) that has come to the attention of the Adviser or the officers of the Fund, including its President and Treasurer.

b) There were no significant changes in the Fund and the Adviser's internal controls, including disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) that apply to the Fund or in other factors with respect to the Fund that could have significantly affected the Fund's or the Adviser's internal controls during the period covered by this Form N-Q, and no corrective actions with regard to significant deficiencies or material weaknesses were taken by the Fund or the Adviser during such period.

ITEM 3.  EXHIBITS.

     A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)), exactly as set forth below:
Attached hereto.

                                   SIGNATURES



     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) BNY/Ivy Multi-Strategy Hedge Fund LLC
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By:  /s/ Joseph Murphy
     ---------------------------------------------------------------------------
         Joseph Murphy
         President

Date: February 26, 2009
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     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ Joseph Murphy
     ---------------------------------------------------------------------------
         Joseph Murphy
         President

Date: February 26, 2009
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By:  /s/ Steven M. Anderson
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         Steven M. Anderson
         Treasurer

Date: February 26, 2009
      --------------------------------------------------------------------------